Inventories - Schedule of Inventories (Detail) - USD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Finished goods	$ 35,165		$ 46,261	$ 122,000
Consigned inventory			135,635	97,980
Parts and components	419,214		149,253	23,530
Total cost	454,379		331,149	243,510
Less: excess and obsolete inventory reserves			(24,000)	(23,739)
Less: consigned inventory reserves			(51,000)	(18,616)
Inventories, net	$ 454,379	$ 171,514	256,149	$ 201,155
Previously Reported [Member]
Finished goods			146,640
Consigned inventory			135,635
Parts and components			48,874
Total cost			331,149
Less: excess and obsolete inventory reserves			(24,000)
Less: consigned inventory reserves			(51,000)
Inventories, net			$ 256,149